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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerome Pfund,
      Chief Compliance Officer,   Montreal, Quebec, Canada,    May 13, 2011
   -----------------------------  -------------------------   -------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $ 3,073,820
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
        ITEM 1         ITEM 2    ITEM 3      ITEM 4              ITEM 5            ITEM 6    ITEM 7             ITEM 8
--------------------- --------  --------   ---------     ---------------------   ---------  ---------    ---------------------
                                          FAIR MARKET   SH/PRN   SH/PRN PUT/CALL INVESTMENT                VOTING AUTHORITY
      ISSUER            CLASS    CUSIP       VALUE      AMOUNT                   DISCRETION   MGRS             (SHARES)
                                            (000s)                                  TYPE              (A)SOLE  (B)SHARED  (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC              SP ADR  88575Y105         13564    784496 SH              SOLE                   727896         0     56600
ABBOTT LABS            COMMON  002824100         73969   1508033 SH              SOLE                   170225         0   1337808
AFFYMAX INC            COMMON  00826A109          5634    959798 SH              SOLE                   877198         0     82600
ALEXION PHARM INC      COMMON  015351109         59771    605704 SH              SOLE                   563100         0     42604
ALIGN TECH INC         COMMON  016255101         44424   2169137 SH              SOLE                   197389         0   1971748
AMAG PHARMACEUTICALS   COMMON  00163U106         24914   1491875 SH              SOLE                  1368475         0    123400
AMGEN INC              COMMON  031162100        242848   4543464 SH              SOLE                  2398481         0   2144983
ANTHERA PHARMACEUT     COMMON  03674U102          4431    656508 SH              SOLE                   656508         0         0
ARIAD PHARMACEUTICAL   COMMON  04033A100         28053   3730449 SH              SOLE                  3529849         0    200600
ARQULE INC             COMMON  04269E107          1864    261119 SH              SOLE                   261119         0         0
AUXILIUM PHARMACEUTI   COMMON  05334D107         50306   2343101 SH              SOLE                  2125392         0    217709
BIOMARIN PHARMAC INC   COMMON  09061G101        123598   4918331 SH              SOLE                  3072130         0   1846201
BIOMIMETIC THERAPEUT   COMMON  09064X101          8924    680685 SH              SOLE                   635454         0     45231
BIOSPECIFICS TECH CO   COMMON  090931106          3996    156710 SH              SOLE                   156710         0         0
CARDIOME PHARMA CORP   COMMON  14159U202          9751   2278372 SH              SOLE                  2167572         0    110800
CARDIONET INC          COMMON  14159L103          3670    766139 SH              SOLE                   766139         0         0
CELGENE CORP           COMMON  151020104        183089   3180003 SH              SOLE                  1558819         0   1621184
DENDREON CORP          COMMON  24823Q107         69755   1863600 SH              SOLE                  1731900         0    131700
DEXCOM INC             COMMON  252131107         33359   2149409 SH              SOLE                   879898         0   1269511
DR REDDYS LABS LTD     ADR     256135203         20839    558681 SH              SOLE                   500990         0     57691
ENDO PHARM HLDGS INC   COMMON  29264F205           347      9100 SH              SOLE                     9100         0         0
ENDOCYTE INC           COMMON  29269A102          4718    550500 SH              SOLE                   550500         0         0
FLUIDIGM CORP DEL      COMMON  34385P108          2504    175000 SH              SOLE                   175000         0         0
GILEAD SCIENCES INC    COMMON  375558103         95144   2240258 SH              SOLE                  2090900         0    149358
GIVEN IMAGING          ORD SHS M52020100         31607   1603583 SH              SOLE                   619255         0    984328
HOSPIRA INC            COMMON  441060100        118794   2152058 SH              SOLE                   731934         0   1420124
HUMAN GENOME SCI       COMMON  444903108         50653   1845300 SH              SOLE                  1696500         0    148800
ILLUMINA INC           COMMON  452327109         54816    782300 SH              SOLE                   728900         0     53400
INCYTE CORPORATION     COMMON  45337C102         37889   2390486 SH              SOLE                  2229886         0    160600
INTERMUNE INC          COMMON  45884X103        122927   2604927 SH              SOLE                  1903735         0    701192
LIFE TECHNOLOGIES      COMMON  53217V109        103382   1972195 SH              SOLE                  1217901         0    754294
LUMINEX CORP DEL       COMMON  55027E102         57844   3083349 SH              SOLE                  2866325         0    217024
MAP PHARMACEUTICALS    COMMON  56509R108          3310    240000 SH              SOLE                   240000         0         0
MEDIVATION INC         COMMON  58501N101         26818   1438744 SH              SOLE                  1306318         0    132426
MEDTRONIC INC          COMMON  585055106        104863   2664877 SH              SOLE                   241877         0   2423000
MERCK & CO INC         COMMON  58933Y105          1363     41300 SH              SOLE                    41300         0         0
MICROMET INC           COMMON  59509C105         14662   2615905 SH              SOLE                  2498805         0    117100
MYLAN INC              COMMON  628530107        143897   6350246 SH              SOLE                  2036079         0   4314167
MYRIAD GENETICS INC    COMMON  62855J104         24418   1211816 SH              SOLE                  1108100         0    103716
NOVARTIS AG            SP ADR  66987V109          2212     40700 SH              SOLE                    40700         0         0
NOVO-NORDISK AS        ADR     670100205          5876     46918 SH              SOLE                    16418         0     30500
ONYX PHARMACEUTICALS   COMMON  683399109        128080   3640715 SH              SOLE                  2163817         0   1476898
OPTIMER PHARMA         COMMON  68401H104         19825   1675800 SH              SOLE                  1622900         0     52900
PERRIGO CO             COMMON  714290103         31683    398430 SH              SOLE                   367254         0     31176
PHARMACYCLICS INC      COMMON  716933106          5981   1015490 SH              SOLE                  1015490         0         0
SAVIENT PHARMA         COMMON  80517Q100         51570   4865087 SH              SOLE                  2699296         0   2165791
SEQUENOM INC           COM NEW 817337405         30281   4776153 SH              SOLE                  2981295         0   1794858
SHIRE PLC              SP ADR  82481R106         30591    351503 SH              SOLE                   324456         0     27047
ST JUDE MEDICAL INC    COMMON  790849103         82510   1609639 SH              SOLE                   139994         0   1469645
STRYKER CORP           COMMON  863667101         52045    856011 SH              SOLE                    69703         0    786308
TARGACEPT INC          COMMON  87611R306         27775   1044573 SH              SOLE                   958273         0     86300
TEVA PHARMACEUTICAL    ADR     881624209        130673   2604608 SH              SOLE                   795483         0   1809125
THORATEC LABS CORP     COMMON  885175307         45453   1752894 SH              SOLE                   174871         0   1578023
TRIUS THERAPEUTIC      COMMON  89685K100          3420    600000 SH              SOLE                   600000         0         0
UNITED THERAPEUTICS    COMMON  91307C102        197310   2944047 SH              SOLE                  1810680         0   1133367
VARIAN MED SYS INC     COMMON  92220P105         62486    923796 SH              SOLE                    81330         0    842466
VERTEX PHARMACEUTICL   COMMON  92532F100        119595   2495203 SH              SOLE                  1923896         0    571307
WATSON PHARMACEUTCLS   COMMON  942683103         25471    454750 SH              SOLE                   421605         0     33145
XENOPORT INC           COMMON  98411C100         14268   2406000 SH              SOLE                  2211989         0    194011